Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

POLEN EMERGING MARKETS GROWTH FUND

(THE “FUND”)

Supplement dated April 23, 2024 to the Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated September 1, 2023, as supplemented

Effective April 17, 2024, Damian Bird and Dafydd Lewis will serve as the portfolio managers for the Fund.

Accordingly, effective April 17, 2024, all references to Rishikesh Patel in his capacity as a portfolio manager to the Fund in the Prospectus and SAI are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.